Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,139	£ 2,111
North America [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		930
OPM [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	18
Virtual Schools [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	386
Assessments [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,035
Core [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 700	701
Pearson VUE [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		£ 480